ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES

Basis of accounting

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2018, which are included in our Annual Report on Form 20-F.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2018, except for our accounting policy for “Leases” that changed as a result of adopting the requirements of Accounting Standards Updates ("ASU") 2016-02 “Leases (Topic 842)” (hereafter, ASC 842).

Our revenue contracts and related expense recognition

Contracts relating to our LNG carriers and FSRUs can take the form of operating leases, finance leases (sales-type lease or direct financing lease) and management agreements. Although the substance of these contracts are similar, the accounting treatment varies. We outline our policies for determining the appropriate U.S. GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, we assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset, fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

Where we provide services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating or sales-type lease. An agreement will be a sales-type lease if any of the following conditions are met;

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset’s useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees, any purchase options are disclosed in note 8. Agreements with renewal and termination options in the control of the lessee are included together with the non-cancellable contract period in the lease term when “reasonably certain” to be exercised or if controlled by the lessor. The determination of reasonably certain depends on whether the lessee has an economic incentive to exercise the option. Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception or the execution of the contract but prior to the commencement of the lease that directly relate to preparing the asset for the lease (i.e. bunker costs), are capitalized and amortized to the consolidated statements of operations over the lease term. We also defer upfront revenue payments (i.e. repositioning fees) to the consolidated balance sheet and amortize to the consolidated statements of operations over the lease term.

Fixed revenue from operating leases is accounted for on a straight line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments (including in-substance fixed payments that are unavoidable) and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as the timing and pattern of transfer of the components are the same.

On inception of a sales-type lease for which we are lessor, we de-recognize the related asset and record "Net investment in leased vessel” on our consolidated balance sheet. The net investment in leased vessel represents the fixed payments due from the lessee, discounted at the rate implicit in the lease. We allocate sales-type lease income to the consolidated statements of operations in the "Interest income” line item to reflect a constant periodic rate of return on our sales-type lease investment.

Use of estimates

The preparation of financial statements requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of September 30, 2019, we leased one (December 31, 2018: one) vessel under a finance lease from a wholly-owned special purpose vehicle (the “lessor SPV”) subsidiary of a financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the lessor SPV into our financial results. The key line items impacted by our consolidation of the lessor SPV are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor SPV, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the lessor SPV’s debt principal; and (iii) the lessor SPV’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor SPV. Upon receipt of the audited annual financial statements of the lessor SPV, we will make a true-up adjustment for any material differences.